Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 51.1%
Aerospace/Defense - 0.2%
Hexcel Corp. (a) (b)	8,601	$468,066.00
Mercury Systems, Inc. (a) (b)	5,778	381,348
		849,414
Agriculture - 0.3%
Darling Ingredients, Inc. (b)	16,729	1,155,472

Airlines - 0.1%
JetBlue Airways Corp. (b)	32,499	480,660

Apparel - 1.1%
Capri Holdings Ltd. (b)	15,544	875,283
Carter's, Inc.	4,538	443,544
Columbia Sportswear Co.	3,150	313,803
Crocs, Inc. (a) (b)	6,638	901,507
Deckers Outdoor Corp. (b)	2,907	1,194,341
Skechers U.S.A, Inc. - Class A (b)	14,073	755,439
Urban Outfitters, Inc. (a) (b)	7,047	262,007
		4,745,924
Auto Parts & Equipment - 0.9%
Adient PLC (b)	9,675	407,608
Dana, Inc.	14,877	359,428
Fox Factory Holding Corp. (a) (b)	4,302	694,945
Gentex Corp.	25,049	852,418
Lear Corp.	5,628	984,787
The Goodyear Tire & Rubber Co. (b)	28,584	449,055
Visteon Corp. (a) (b)	2,884	328,920
		4,077,161
Banks - 3.9%
Associated Banc-Corp.	15,723	311,315
BancorpSouth Bank	9,919	255,910
Bank of Hawaii Corp.	4,134	346,057
Bank OZK (a)	12,427	505,903
Cathay General Bancorp	7,695	291,410
CIT Group, Inc.	10,156	489,925
Commerce Bancshares, Inc. (a)	10,837	766,501
Cullen Frost Bankers, Inc. (a)	5,787	621,061
East West Bancorp, Inc.	14,565	1,036,300
First Financial Bankshares, Inc. (a)	14,631	714,578
First Horizon Corp. (a)	57,109	882,334
FNB Corp.	33,057	378,833
Fulton Financial Corp.	16,696	255,783
Glacier Bancorp, Inc.	9,815	506,061
Hancock Whitney Corp.	8,926	390,156
Home BancShares, Inc.	15,623	330,895
Huntington Bancshares, Inc.	47,118	663,421
International Bancshares Corp.	5,738	224,241
Morgan Stanley (a)	6,774	650,169
PacWest Bancorp	12,010	478,238
Pinnacle Financial Partners, Inc.	7,814	700,213
Prosperity Bancshares, Inc.	9,554	651,487
Signature Bank (a)	5,868	1,331,860
Synovus Financial Corp.	15,293	625,484
Texas Capital Bancshares, Inc. (b)	5,196	327,244
Trustmark Corp.	6,534	196,151
UMB Financial Corp.	4,467	418,111
Umpqua Holdings Corp.	22,661	427,613
United Bankshares, Inc. (a)	13,266	458,208
Valley National Bancorp	41,714	537,693
Webster Financial Corp.	9,288	446,753
Wintrust Financial Corp.	5,854	417,976
		16,637,884
Beverages - 0.2%
The Boston Beer Co., Inc. - Class A (b)	960	681,600

Biotechnology - 0.8%
Arrowhead Pharmaceuticals, Inc. (b)	10,678	739,879
Emergent BioSolutions, Inc. (a) (b)	4,664	307,358
Exelixis, Inc. (b)	32,078	540,514
Halozyme Therapeutics, Inc. (a) (b)	13,083	540,720
Ligand Pharmaceuticals, Inc. (a) (b)	1,712	194,329
Nektar Therapeutics (a) (b)	18,736	295,841
United Therapeutics Corp. (b)	4,590	835,059
		3,453,700
Building Materials - 1.5%
Builders FirstSource, Inc. (b)	21,232	944,824
Eagle Materials, Inc.	4,323	610,926
Lennox International, Inc. (a)	3,539	1,165,853
Louisiana-Pacific Corp. (a)	10,947	606,901
MDU Resources Group, Inc.	20,626	654,257
Owens Corning	10,792	1,037,759
Simpson Manufacturing Co., Inc.	4,457	501,323
Trex Co., Inc. (a) (b)	11,909	1,156,364
		6,678,207
Chemicals - 1.2%
Ashland Global Holdings, Inc. (a)	5,610	477,243
Cabot Corp.	5,836	321,330
Ingevity Corp. (b)	4,420	375,435
Minerals Technologies, Inc.	3,484	279,486
NewMarket Corp.	750	236,932
Olin Corp.	14,687	690,730
RPM International, Inc.	13,382	1,158,747
Sensient Technologies Corp.	4,370	380,977
The Chemours Co.	16,989	564,884
Valvoline, Inc.	18,663	572,581
		5,058,345
Commercial Services - 2.3%
Adtalem Global Education, Inc. (a) (b)	5,164	187,660
ASGN, Inc. (b)	5,457	551,866
Avis Budget Group, Inc. (a) (b)	5,325	440,750
FTI Consulting, Inc. (b)	3,527	513,884
Graham Holdings Co. - Class B	424	281,816
Grand Canyon Education, Inc. (a) (b)	4,832	446,332
H&R Block, Inc. (a)	18,863	463,087
HealthEquity, Inc. (a) (b)	8,525	630,680
Insperity, Inc.	3,650	361,533
John Wiley & Sons, Inc. - Class A (a)	4,478	263,217
LiveRamp Holdings, Inc. (b)	6,885	275,469
ManpowerGroup, Inc.	5,656	670,689
Paylocity Holding Corp. (b)	3,868	802,455
PROG Holdings, Inc. (a)	6,968	304,989
Progyny, Inc. (a) (b)	3,810	212,179
R1 RCM, Inc. (b)	14,152	302,994
Sabre Corp. (b)	32,627	384,672
Service Corp. International	17,430	1,089,201
Strategic Education, Inc.	2,512	199,176
The Brink's Co. (a)	5,098	392,342
WEX, Inc. (b)	4,547	862,702
WW International, Inc. (b)	4,900	150,626
		9,788,319
Computers - 1.1%
CACI International, Inc. - Class A (b)	2,406	642,306
Genpact Ltd.	17,862	889,706
KBR, Inc.	14,493	560,879
Lumentum Holdings, Inc. (a) (b)	7,784	653,778
Maximus, Inc.	6,319	562,391
NCR Corp. (b)	13,372	593,717
NetScout Systems, Inc. (b)	7,549	217,109
Qualys, Inc. (a) (b)	3,474	352,819
Science Applications International Corp.	5,996	523,451
		4,996,156
Cosmetics/Personal Care - 0.1%
Coty, Inc. - Class A (b)	29,168	254,637

Distribution/Wholesale - 0.7%
Avient Corp.	9,398	455,991
IAA, Inc. (a) (b)	13,846	837,406
KAR Auction Services, Inc. (b)	13,345	219,925
Univar Solutions, Inc. (b)	17,424	427,585
Watsco, Inc.	3,386	956,342
		2,897,249
Diversified Financial Services - 1.5%
Affiliated Managers Group, Inc.	4,386	694,918
Alliance Data Systems Corp.	5,112	476,694
Evercore, Inc.	4,332	572,690
Interactive Brokers Group, Inc.	8,308	513,933
Janus Henderson Group PLC (a)	17,548	734,208
Jefferies Financial Group, Inc.	20,827	691,248
LendingTree, Inc. (a) (b)	1,130	220,598
Navient Corp.	18,902	386,168
SEI Investments Co.	12,251	744,861
SLM Corp.	33,007	621,522
Stifel Financial Corp. (a)	10,794	718,233
		6,375,073
Electric - 0.8%
ALLETE, Inc.	5,347	376,001
Black Hills Corp.	6,466	437,425
Hawaiian Electric Industries, Inc.	11,226	486,535
IDACORP, Inc. (a)	5,196	547,918
NorthWestern Corp.	5,206	322,720
OGE Energy Corp.	20,576	694,440
PNM Resources, Inc.	8,830	426,754
		3,291,793
Electrical Components & Equipment - 0.8%
Acuity Brands, Inc.	3,708	650,309
Belden, Inc.	4,603	225,547
Energizer Holdings, Inc. (a)	5,978	256,157
EnerSys	4,388	432,920
Littelfuse, Inc.	2,530	672,955
Universal Display Corp.	4,405	1,032,928
		3,270,816
Electronics - 1.8%
Arrow Electronics, Inc. (b)	7,674	909,906
Avnet, Inc.	10,228	422,621
Coherent, Inc. (b)	2,520	619,769
Hubbell, Inc.	5,590	1,120,571
II-VI, Inc. (a) (b)	10,777	752,342
Jabil, Inc.	13,925	829,095
National Instruments Corp.	13,539	597,205
nVent Electric PLC	17,289	546,505
SYNNEX Corp.	4,252	508,284
Vishay Intertechnology, Inc.	13,637	301,787
Vontier Corp.	17,328	560,561
Woodward, Inc. (a)	6,033	733,372
		7,902,018
Energy-Alternate Sources - 0.7%
First Solar, Inc. (a) (b)	8,725	750,699
SolarEdge Technologies, Inc. (a) (b)	5,316	1,379,396
Sunrun, Inc. (a) (b)	16,466	872,204
		3,002,299
Engineering & Construction - 0.8%
AECOM (b)	15,192	956,488
Dycom Industries, Inc. (b)	3,160	219,304
EMCOR Group, Inc.	5,638	686,765
Fluor Corp. (a) (b)	12,883	214,631
MasTec, Inc. (b)	5,813	588,450
TopBuild Corp. (a) (b)	3,404	689,957
		3,355,595
Entertainment - 0.5%
Churchill Downs, Inc.	3,572	663,678
Cinemark Holdings, Inc. (a) (b)	11,107	172,492
Marriott Vacations Worldwide Corp. (a) (b)	4,242	625,143
Scientific Games Corp. (a) (b)	5,798	357,794
Six Flags Entertainment Corp. (b)	7,794	323,841
		2,142,948
Environmental Control - 0.4%
Clean Harbors, Inc. (b)	5,189	492,955
Stericycle, Inc. (b)	9,428	665,145
Tetra Tech, Inc.	5,590	746,377
		1,904,477
Food - 0.9%
Flowers Foods, Inc.	20,250	477,090
Grocery Outlet Holding Corp. (a) (b)	8,923	295,530
Ingredion, Inc. (a)	6,908	606,591
Lancaster Colony Corp. (a)	2,018	399,302
Pilgrim's Pride Corp. (b)	5,017	111,127
Post Holdings, Inc. (a) (b)	6,160	630,414
Sanderson Farms, Inc.	2,048	382,648
Sprouts Farmers Market, Inc. (a) (b)	12,134	298,254
The Hain Celestial Group, Inc. (a) (b)	8,428	336,362
Tootsie Roll Industries, Inc. (a)	1,837	63,174
TreeHouse Foods, Inc. (a) (b)	5,756	255,566
		3,856,058
Food Service - 0.0%
Healthcare Services Group, Inc. (a)	7,686	200,605

Gas - 0.7%
National Fuel Gas Co. (a)	9,378	482,310
New Jersey Resources Corp.	9,900	381,348
ONE Gas, Inc.	5,482	404,462
Southwest Gas Holdings, Inc. (a)	5,886	411,608
Spire, Inc. (a)	5,320	377,454
UGI Corp.	21,441	986,072
		3,043,254
Hand/Machine Tools - 0.5%
Kennametal, Inc. (a)	8,590	311,388
Lincoln Electric Holdings, Inc. (a)	6,136	855,542
MSA Safety, Inc.	3,746	616,142
Regal Beloit Corp. (a)	4,181	615,569
		2,398,641
Healthcare-Products - 2.8%
Bio-Techne Corp. (a)	3,999	1,928,478
Envista Holdings Corp. (b)	16,498	710,734
Globus Medical, Inc. (b)	7,952	661,368
Haemonetics Corp. (b)	5,236	318,296
Hill-Rom Holdings, Inc.	6,824	944,851
ICU Medical, Inc. (b)	2,028	412,272
Integra LifeSciences Holdings Corp. (a) (b)	7,291	527,796
LivaNova PLC (b)	5,010	432,363
Masimo Corp. (b)	5,233	1,425,417
Neogen Corp. (b)	10,961	477,461
NuVasive, Inc. (a) (b)	5,290	338,296
Patterson Cos., Inc. (a)	8,956	278,800
Penumbra, Inc. (a) (b)	3,493	929,941
Quidel Corp. (a) (b)	3,959	560,080
Repligen Corp. (b)	5,246	1,288,942
STAAR Surgical Co. (a) (b)	4,792	612,993
STERIS PLC	1,312	285,950
		12,134,038
Healthcare-Services - 1.9%
Acadia Healthcare Co., Inc. (b)	9,162	565,478
Amedisys, Inc. (b)	3,386	882,459
Chemed Corp.	1,653	786,861
Encompass Health Corp.	10,207	849,733
ICON PLC (b)	2,740	666,560
LHC Group, Inc. (a) (b)	3,250	699,335
Medpace Holdings, Inc. (b)	2,838	499,318
Molina Healthcare, Inc. (b)	5,969	1,629,597
Syneos Health, Inc. (b)	10,359	928,891
Tenet Healthcare Corp. (a) (b)	10,925	784,852
		8,293,084
Home Builders - 0.5%
KB Home	9,153	388,454
Taylor Morrison Home Corp. (b)	13,254	355,472
Thor Industries, Inc. (a)	5,698	674,415
Toll Brothers, Inc.	11,521	682,850
Tri Pointe Homes, Inc. (b)	12,261	295,735
		2,396,926
Home Furnishings - 0.3%
Herman Miller, Inc. (a)	6,072	262,007
Tempur Sealy International, Inc.	19,640	849,823
		1,111,830
Household Products/Wares - 0.1%
Helen of Troy Ltd. (a) (b)	2,508	560,262

Housewares - 0.1%
The Scotts Miracle-Gro Co.	4,181	739,870

Insurance - 2.5%
Alleghany Corp. (b)	1,451	962,158
American Financial Group, Inc.	7,203	911,107
Brighthouse Financial, Inc. (b)	8,994	387,282
Brown & Brown, Inc.	24,072	1,309,517
CNO Financial Group, Inc.	13,851	316,357
Essent Group Ltd.	11,615	524,650
First American Financial Corp.	11,304	760,872
Kemper Corp.	6,326	417,579
Kinsale Capital Group, Inc. (a)	2,202	393,376
Mercury General Corp.	2,736	166,431
MGIC Investment Corp.	34,817	481,867
Old Republic International Corp.	29,095	717,483
Primerica, Inc.	4,052	592,483
Reinsurance Group of America, Inc.	6,998	771,040
RenaissanceRe Holdings Ltd.	5,216	796,431
RLI Corp. (a)	4,094	443,708
Selective Insurance Group, Inc.	6,160	501,116
The Hanover Insurance Group, Inc.	3,742	508,538
		10,961,995
Internet - 0.1%
TripAdvisor, Inc. (b)	9,918	376,388
Yelp, Inc. (b)	7,255	271,337
		647,725
Iron/Steel - 1.1%
Cleveland-Cliffs, Inc. (a) (b)	47,192	1,179,800
Commercial Metals Co.	12,351	405,113
Reliance Steel & Aluminum Co.	6,554	1,029,961
Steel Dynamics, Inc.	20,623	1,329,152
United States Steel Corp. (a)	26,985	714,563
		4,658,589
Leisure Time - 0.8%
Brunswick Corp.	8,010	836,244
Callaway Golf Co. (b)	11,907	377,214
Harley-Davidson, Inc.	15,775	625,005
Polaris, Inc. (a)	5,994	785,634
YETI Holdings, Inc. (a) (b)	7,718	743,475
		3,367,572
Lodging - 0.5%
Boyd Gaming Corp. (b)	8,284	472,188
Choice Hotels International, Inc. (a)	2,969	355,983
Travel + Leisure Co.	8,836	457,705
Wyndham Hotels & Resorts, Inc.	9,585	690,695
		1,976,571
Machinery-Construction & Mining - 0.3%
Oshkosh Corp.	7,046	842,349
Terex Corp.	7,135	341,909
		1,184,258
Machinery-Diversified - 2.2%
AGCO Corp.	6,347	838,502
Cognex Corp.	18,108	1,637,144
Colfax Corp. (a) (b)	12,022	551,569
Crane Co.	5,098	495,678
Curtiss-Wright Corp.	4,212	498,280
Flowserve Corp. (a)	13,400	564,006
Graco, Inc. (a)	17,359	1,355,391
Nordson Corp.	5,569	1,259,318
The Middleby Corp. (a) (b)	5,728	1,096,855
The Toro Co.	11,067	1,258,761
		9,555,504
Media - 0.9%
Cable One, Inc.	562	1,061,050
FactSet Research Systems, Inc.	3,905	1,395,178
TEGNA, Inc.	22,593	400,348
The New York Times Co. - Class A	14,907	652,629
World Wrestling Entertainment, Inc. - Class A (a)	4,815	237,765
		3,746,970
Metal Fabricate/Hardware - 0.3%
The Timken Co.	7,018	557,931
Valmont Industries, Inc.	2,188	518,447
Worthington Industries, Inc.	3,552	227,221
		1,303,599
Mining - 0.2%
Compass Minerals International, Inc.	3,494	239,549
Royal Gold, Inc.	6,758	821,232
		1,060,781
Miscellaneous Manufacturing - 1.0%
Axon Enterprise, Inc. (b)	6,561	1,220,477
Carlisle Cos., Inc.	5,484	1,109,084
Donaldson Co., Inc. (a)	12,971	858,551
ITT, Inc.	8,896	871,007
Trinity Industries, Inc. (a)	8,452	229,134
		4,288,253
Office/Business Equipment - 0.1%
Xerox Holdings Corp.	17,160	414,071

Oil & Gas - 0.6%
Cimarex Energy Co. (a)	10,580	689,816
CNX Resources Corp. (a) (b)	22,600	273,460
Devon Energy Corp.	21,559	557,085
EQT Corp. (a) (b)	28,675	527,333
HollyFrontier Corp.	15,322	450,467
Murphy Oil Corp.	14,848	322,350
		2,820,511
Oil & Gas Services - 0.1%
ChampionX Corp. (b)	19,175	445,627

Packaging & Containers - 0.4%
AptarGroup, Inc.	6,706	864,538
Greif, Inc. - Class A	2,726	165,250
Silgan Holdings, Inc. (a)	8,031	325,416
Sonoco Products Co. (a)	10,333	659,142
		2,014,346
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (b)	6,185	1,048,481
Neurocrine Biosciences, Inc. (b)	9,666	900,968
		1,949,449
Pipelines - 0.4%
Antero Midstream Corp. (a)	29,423	279,518
Equitrans Midstream Corp. (a)	41,945	344,788
Targa Resources Corp. (a)	23,424	986,385
		1,610,691
Real Estate - 0.3%
Jones Lang LaSalle, Inc. (b)	5,264	1,171,608

Retail - 3.4%
American Eagle Outfitters, Inc. (a)	15,378	530,080
AutoNation, Inc. (b)	5,666	687,456
BJ's Wholesale Club Holdings, Inc. (a) (b)	14,111	714,581
Casey's General Stores, Inc.	3,802	751,694
Cracker Barrel Old Country Store, Inc.	2,441	332,415
Dick's Sporting Goods, Inc. (a)	6,772	705,236
FirstCash, Inc.	4,222	334,382
Five Below, Inc. (b)	5,748	1,117,526
Foot Locker, Inc.	10,714	611,341
Jack in the Box, Inc. (a)	2,355	256,365
Kohl's Corp. (a)	16,216	823,773
Lithia Motors, Inc. (a)	3,038	1,145,994
MSC Industrial Direct Co., Inc.	4,814	429,264
Murphy USA, Inc. (a)	2,617	386,034
Nordstrom, Inc. (a) (b)	11,198	370,654
Nu Skin Enterprises, Inc. - Class A (a)	5,234	281,014
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	5,854	545,007
Papa John's International, Inc. (a)	3,401	388,122
RH (a) (b)	1,693	1,124,288
Texas Roadhouse, Inc.	6,732	620,489
The Wendy's Co.	18,420	427,528
Williams-Sonoma, Inc. (a)	7,883	1,195,851
Wingstop, Inc. (a)	3,062	524,551
World Fuel Services Corp.	6,494	223,783
		14,527,428
Savings & Loans - 0.3%
New York Community Bancorp, Inc. (a)	47,883	564,062
Sterling Bancorp (a)	19,904	432,116
Washington Federal, Inc.	7,802	251,770
		1,247,948
Semiconductors - 1.4%
Amkor Technology, Inc.	11,010	271,286
Brooks Automation, Inc.	7,638	679,858
Cirrus Logic, Inc. (b)	5,979	493,806
CMC Materials, Inc.	3,002	434,209
Cree, Inc. (a) (b)	11,422	1,059,505
Lattice Semiconductor Corp. (b)	13,958	792,116
MKS Instruments, Inc.	5,678	888,266
Semtech Corp. (b)	6,692	414,302
Silicon Laboratories, Inc. (a) (b)	4,528	674,627
Synaptics, Inc. (a) (b)	3,604	547,520
		6,255,495
Software - 2.2%
ACI Worldwide, Inc. (b)	12,054	413,452
Aspen Technology, Inc. (b)	6,932	1,013,874
Blackbaud, Inc. (a) (b)	4,978	355,081
CDK Global, Inc. (a)	12,524	601,027
Ceridian HCM Holding, Inc. (a) (b)	13,466	1,325,054
CommVault Systems, Inc. (b)	4,844	366,158
Concentrix Corp. (b)	4,282	701,092
Envestnet, Inc. (a) (b)	5,568	418,881
Fair Isaac Corp. (b)	3,006	1,574,873
J2 Global, Inc. (a) (b)	4,375	618,056
Manhattan Associates, Inc. (b)	6,562	1,047,492
Sailpoint Technologies Holdings, Inc. (a) (b)	9,411	470,456
Teradata Corp. (a) (b)	11,207	556,540
		9,462,036
Telecommunications - 0.5%
Ciena Corp. (a) (b)	15,961	927,973
Iridium Communications, Inc. (a) (b)	12,150	513,094
Telephone and Data Systems, Inc.	10,245	228,976
Viasat, Inc. (a) (b)	6,693	332,240
		2,002,283
Toys/Games/Hobbies - 0.2%
Mattel, Inc. (a) (b)	35,805	777,685

Transportation - 0.9%
Kirby Corp. (b)	6,180	357,884
Knight-Swift Transportation Holdings, Inc.	12,615	626,839
Landstar System, Inc.	3,946	619,522
Ryder System, Inc.	5,530	421,110
Werner Enterprises, Inc. (a)	5,872	268,409
XPO Logistics, Inc. (b)	11,390	1,579,679
		3,873,443
Trucking & Leasing - 0.1%
GATX Corp. (a)	3,622	334,129

Water - 0.3%
Essential Utilities, Inc.	22,964	1,127,992
TOTAL COMMON STOCKS (Cost $162,853,423)		220,520,874

REAL ESTATE INVESTMENT TRUSTS - 5.3%
American Campus Communities, Inc.	14,159	712,339
Apartment Income REIT Corp.	15,311	805,971
Brixmor Property Group, Inc.	30,517	702,501
Camden Property Trust (a)	10,036	1,499,278
CoreSite Realty Corp.	4,398	607,848
Corporate Office Properties Trust	11,543	339,826
Cousins Properties, Inc. (a)	15,283	607,041
CyrusOne, Inc. (a)	12,395	883,392
Douglas Emmett, Inc.	16,965	566,631
EastGroup Properties, Inc.	4,087	720,211
EPR Properties	7,696	387,109
First Industrial Realty Trust, Inc.	13,286	727,807
Healthcare Realty Trust, Inc. (a)	14,368	458,052
Highwoods Properties, Inc.	10,692	509,901
Hudson Pacific Properties, Inc. (a)	15,527	423,266
JBG SMITH Properties	11,370	371,003
Kilroy Realty Corp.	10,899	754,974
Lamar Advertising Co. - Class A	8,896	948,314
Life Storage, Inc.	7,769	911,770
Medical Properties Trust, Inc.	59,642	1,254,271
National Retail Properties, Inc.	18,018	880,540
National Storage Affiliates Trust	7,032	380,923
Omega Healthcare Investors, Inc. (a)	23,826	864,407
Park Hotels & Resorts, Inc. (b)	24,305	449,643
Pebblebrook Hotel Trust (a)	13,506	303,750
Physicians Realty Trust (a)	21,651	410,286
PotlatchDeltic Corp.	6,889	357,815
PS Business Parks, Inc.	2,069	317,943
Rayonier, Inc. (a)	14,171	534,388
Rexford Industrial Realty, Inc.	13,522	831,873
Sabra Health Care REIT, Inc.	21,671	402,864
SL Green Realty Corp. (a)	7,132	531,049
Spirit Realty Capital, Inc.	11,817	593,450
STORE Capital Corp.	24,673	892,916
The Macerich Co. (a)	17,110	278,893
Urban Edge Properties	11,317	215,023
Weingarten Realty Investors	12,356	397,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,343,249)		22,835,008
	Principal Amount
SHORT-TERM INVESTMENTS - 43.7%
Money Market Deposit Accounts - 9.2%
U.S. Bank Money Market Deposit Account, 0.003% (c)
	$39,727,045	39,727,045

U.S. Treasury Bill - 34.5%
0.000% 08/19/2021	148,800,000	148,797,540
TOTAL SHORT-TERM INVESTMENTS (Cost $188,527,045)		188,524,585
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	68,118,999	68,118,999
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $68,118,999)		68,118,999

Total Investments (Cost $436,842,716) - 115.8%		499,999,466
Liabilities in Excess of Other Assets - (15.8)%		(68,229,756)
TOTAL NET ASSETS - 100.0%		$431,769,710

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $66,477,966 or 15.4% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 220,520,874	$ -	$ -	$ -	$ 220,520,874
Real Estate Investment Trusts	22,835,008	-	-	-	22,835,008
Short-Term Investments	39,727,045	148,797,540	-	-	188,524,585
Investments Purchased with Proceeds from Securities Lending	-	-	-	68,118,999	68,118,999
Total Investments in Securities	$ 283,082,927	$ 148,797,540	$ -	$ 68,118,999	$ 499,999,466
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.